Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2023
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

The consolidated financial statements include the accounts of Top Ships Inc. (formerly Top Tankers Inc. and Ocean Holdings Inc.) and its wholly owned subsidiaries (collectively the “Company”). Ocean Holdings Inc. was formed on January 10, 2000, under the laws of Marshall Islands and was renamed to Top Tankers Inc. and Top Ships Inc. in May 2004 and December 2007, respectively. The Company is an international provider of worldwide oil, petroleum products and chemicals transportation services.

As of December 31, 2023, the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these consolidated financial statements as well as intermediary companies that own shipowning companies that are 100% subsidiaries of the Company.

Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company

Wholly owned Shipowning Companies (“SPC”) with vessels in operation during years ended December 31, 2021, 2022 and 2023		Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	Monte Carlo Lax Shipping Company Limited	May 2013	Marshall Islands	M/T Nord Valiant	August 2016 (sold in 2021)
2	PCH Dreaming Inc.	January 2018	Marshall Islands	M/T Eco Marina Del Rey	March 2019
3	Roman Empire Inc.	February 2020	Marshall Islands	Eco West Coast	March 2021
4	Athenean Empire Inc.	February 2020	Marshall Islands	Eco Malibu	May 2021
5	Julius Caesar Inc.	May 2020	Marshall Islands	Julius Caesar	January 2022
6	Legio X Inc.	December 2020	Marshall Islands	Legio X Equestris	March 2022
7	Eco Oceano CA Inc.	December 2020	Marshall Islands	Eco Oceano CA	March 2022

As of December 31, 2021, 2022 and 2023, the Company was the owner of 50% of outstanding shares of the following companies.

	SPC	Date of Incorporation	Country of Incorporation	Vessel	Built Date
1	California 19 Inc.	May 2019	Marshall Islands	M/T Eco Yosemite Park	March 2020
2	California 20 Inc.	May 2019	Marshall Islands	M/T Eco Joshua Park	March 2020

On January 6, 2021 the Company sold to a related party affiliated with the Company’s Chief Executive Officer, President and director, Mr. Evangelos J. Pistiolis (the “Buyer”) the three shipowning companies that owned the newbuilding vessels M/T Eco Van Nuys (Hull No 2789), M/T Eco Santa Monica (Hull No 2790) and M/T Eco Venice Beach (Hull No 2791) in exchange for:

●	$10,000 in cash.
●

100% ownership in a Marshall Islands company that was party to a shipbuilding contract for a high specification scrubber fitted Suezmax Tanker at the time under construction at Hyundai Samho shipyard, delivered in March 2022 (M/T Eco Oceano CA - Hull No 871). The shipowning company is party to a time charter, starting from the vessel’s delivery, with Central Tankers Chartering, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, for a firm duration of five years at a gross daily rate of $32,450, with a charterer’s option to extend for two additional years at $33,950 and $35,450 (also see Note 5).

●

35% ownership in one Marshall Islands company that was a party to a shipbuilding contract for a high specification scrubber fitted VLCC tanker at the time under construction at Hyundai Heavy Industries shipyard, delivered in January 2022 (Julius Caesar - Hull No. 3213). The shipowning company is party to a time charter, starting from the vessel’s delivery, with Trafigura Maritime Logistics Pte Ltd (“Trafigura”), for a firm duration of three years at a gross daily rate of $36,000, with a charterer’s option to extend for two additional years at $39,000 and $41,500.

●

35% ownership in one Marshall Islands company that is party to a shipbuilding contract for a high specification scrubber fitted VLCC tanker at the time under construction at Hyundai Heavy Industries shipyard, delivered in March 2022 (Legio X Equestris - Hull No. 3214). The shipowning company is party to a time charter, starting from the vessel’s delivery, with Trafigura, for a firm duration of three years at a gross daily rate of $35,750, with a charterer’s option to extend for two additional years at $39,000 and $41,500.

●	A settlement of $1,150 in related party payables to the Buyer.

The Buyer remained the guarantor on the shipbuilding contracts towards the shipyard and in addition, the Buyer provided the Company with an option for a credit line up to 10% of the total shipbuilding cost at market terms, to be negotiated when the option was to be exercised, amounting to $23,815.

On September 8, 2021 the Company purchased from the Buyer for a consideration of $29,750 an additional 65% ownership interest in Julius Caesar Inc. - Hull No. 3213 and Legio X Inc. - Hull No. 3214 (the “VLCC Companies”). Following this transaction, the Company is the 100% owner of the VLCC Companies. The Buyer remained the guarantor on the shipbuilding contracts towards the shipyard and in addition the Buyer provided a financing option to the Company by remaining responsible to the shipyard for up to 20% of the shipbuilding cost per vessel (increased from 10%, as previously agreed on January 6, 2021), at the option of the Company, to be exercised until each vessel’s delivery date.

Due to the abovementioned purchase of the remaining 65% of the VLCC Companies, which were initially accounted for as Investments in affiliates, the Company consolidates the VLCC Companies.

Each of the abovementioned transactions were approved by a special committee of the Company’s board of directors (the “Special Committee”), of which all of the directors were independent and for each transaction the Special Committee obtained a fairness opinion relating to the consideration of each transaction from an independent financial advisor. The Company accounted for the abovementioned acquisitions as a transfer of assets between entities under common control and has recognized the vessels at their historical carrying amounts at the date of transfer.

The amount of the consideration given in excess of the historical carrying value of the net assets acquired is recognized as a reduction to the Company’s additional paid in capital and presented as Excess of consideration over the carrying value of acquired assets in the Company’s consolidated statement of stockholders’ equity for the twelve months ended December 31, 2021, 2022 and 2023 respectively. An analysis of the consideration paid is presented in the table below:

As of December 31,	2021	2022	2023
Consideration	29,750	-	-
Carrying value of net assets of companies sold	24,074	-	-
Less: Carrying value of net assets of companies acquired	(8,933)	-	-
Less: Consideration received in cash	(10,000)	-	-
Less: Settlement of related party payables	(1,150)	-	-
Excess of consideration over acquired assets	33,741	-	-

On September 29, 2023 the Company effected a 1-for-12 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company, or the floor price of the Company’s Series E Shares, or the number of votes of the Company’s Series D, E and F Shares. All numbers of common share and earnings per share amounts, as well as warrant shares eligible for purchase under the Company’s warrants, exercise price of said warrants and conversion prices of the Company’s Series E Shares, in these consolidated financial statements have been retroactively adjusted to reflect this 1-for-12 reverse stock split.